Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Stock-based Compensation
Stock-based Compensation

7. Stock‑based Compensation

2017 Stock Incentive Plan

2017 Plan Overview

Prior to August 2015, we did not have our own equity compensation plan. In August 2015, our Board of Directors and our stockholders approved and we adopted the 2015 equity incentive plan, as amended and in effect prior to the closing of our IPO, or the 2015 Plan, which we terminated upon consummation of our IPO and replaced with the 2017 equity incentive plan, or the 2017 Plan.  The 2017 Plan provides for the grant of incentive and non‑qualified stock options and restricted stock awards to employees, consultants, advisors and directors, as determined by the board of directors. The Company reserved 4,018,538 shares of common stock to be issued under the Plan. The number of shares authorized under the 2017 Plan will be increased each January 1, commencing on January 1, 2018 and ending on (and including) January 1, 2027, by an amount equal to 4% of the outstanding shares of stock outstanding as of the end of the immediately precedeing fiscal year. Notwithstanding the foregoing, our board of directors may act prior to January 1 for a given year to provide that there will be no such January 1 increase in the number of shares authorized under the 2017 Plan for such year, or that the increase in the number of shares authorized under the 2017 Plan for such year will be a lesser number than would otherwise occur pursuant to the preceding sentence.  Shares of common stock issued upon exercise of stock options are generally issued from new shares of the Company. The Plan provides that the exercise price of incentive stock options cannot be less than 100% of the fair market value of the common stock on the date of the award for participants who own less than 10% of the total combined voting power of stock of the Company, and not less than 110% for participants who own more than 10% of the Company's voting power. Options and restricted stock granted under the Plan will vest over periods as determined by the Company's board of directors. For options granted to date, the exercise price equaled the fair value of the common stock as determined by the board of directors on the date of grant.

The Company estimates the fair value of stock‑based awards to employees and non‑employees using the Black‑Scholes option‑pricing model, which requires the input of highly subjective assumptions, including (a) the expected volatility of the underlying common stock, (b) the expected term of the award, (c) the risk‑free interest rate, and (d) expected dividends. Due to the lack of a public market for the trading of its common stock and a lack of company‑specific historical and implied volatility data, the Company based its estimate of expected volatility on the historical volatility of a group of companies in the pharmaceutical and biotechnology industries in a similar stage of development as the Company that are publicly traded. For these analyses, the Company selected companies with comparable characteristics to its own including enterprise value, risk profiles and with historical share price information sufficient to meet the expected life of the stock‑based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies' shares during the equivalent period of the calculated expected term of its stock‑based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company estimated the expected life of its employee stock options using the “simplified” method, whereby, the expected life equals the average of the vesting term and the original contractual term of the option. The risk‑free interest rates for periods within the expected life of the option are based on the U.S. Treasury yield curve in effect during the period the options were granted.

The Company was historically required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from estimates. The Company used historical data to estimate pre‑vesting option forfeitures and record stock‑based compensation expense only for those awards that are expected to vest. To the extent that actual forfeitures differ from its estimates, the difference was recorded as a cumulative adjustment in the period the estimates were revised. Stock‑based compensation expense recognized in the financial statements is based on awards that are ultimately expected to vest. Upon adopting ASU 2016‑09 on January 1, 2017, the Company elected to account for forfeitures as they occur.  The adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

The grant date fair value of awards subject to service‑based vesting, net of estimated forfeitures, is recognized ratably over the requisite service period, which is generally the vesting period of the respective awards. The Company's stock option awards typically vest over a service period that ranges from three to four years and includes awards with one year cliff vesting followed by ratable monthly and quarterly vesting thereafter and ratable monthly vesting beginning on the grant date.

The unvested portion of stock options granted to non‑employees are subject to remeasurement at subsequent reporting periods.

During the years ended December 31, 2017, 2016 and 2015, the Company granted 1,112,717,  164,229 and 900,167 common stock option awards to certain directors, employees and non‑employees, respectively.

Using the Black-Scholes option pricing model, the weighted average grant date fair value of options granted to employees and directors during the year ended December 31, 2017 was $4.98.

The fair value of share options granted to employees and directors was estimated at the date of grant using the Black‑Scholes option pricing model with the following weighted‑average assumptions:

	Year ended
	December 31,
	2017	2016	2015
Risk‑free interest rate	1.97%	1.39%	1.84%
Expected term (in years)	5.95	6.25	5.93
Expected volatility	66.18%	74.20%	66.50%
Expected dividend yield	—	—	—

Using the Black-Scholes option pricing model, the weighted average grant date fair value of options granted to non-employees during the year ended December 31, 2017 was $5.25.

The fair value of share options granted to non-employees was estimated at the date of grant using the Black‑Scholes option pricing model with the following weighted‑average assumptions:

	Year ended
	December 31,
	2017	2016	2015
Risk‑free interest rate	2.27%	1.58%	2.25%
Expected term (in years)	10.00	10.00	10.00
Expected volatility	74.91%	71.18%	75.70%
Expected dividend yield	—	—	—

A summary of the Company's common stock option activity for the year ended December 31, 2017 is as follows:

			Weighted‑
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding as of December 31, 2016	1,064,396	$5.32	9.02	$—
Granted	1,112,717	8.22	—	—
Exercised	(152,671)	4.59	—	588
Cancelled	(191,803)	6.27	—	—
Outstanding as of December 31, 2017	1,832,639	$7.04	8.48	$40,382
Options vested and expected to vest as of December 31, 2017	1,832,639	$7.04	8.48	$40,382
Options exercisable at December 31, 2017	535,416	$5.53	6.98	$12,598

The following summarizes information about stock options at December 31, 2017 by range of exercise prices:

			Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
Range of		Number	Contractual	Exercise	Number	Exercise
Exercise Prices		Oustanding	Term	Price	Exercisable	Price
$ 4.59	$ 6.05	650,851	7.26	$4.79	309,174	$4.59
$ 6.14	$ 6.88	930,958	9.34	6.59	143,650	6.41
$ 7.52	$ 30.51	250,830	8.44	14.54	82,592	7.52
		1,832,639	8.48	$7.04	535,416	$5.53

Under the Plan, the Company recorded stock‑based compensation of $2,084,  $993 and $192 during the year ended December 31, 2017, 2016 and 2015, respectively, that consists of stock‑based compensation expense for stock options granted to (or modified for) employees and directors of $1,859,  $277 and $39, respectively, and stock options granted to non‑employees and employees of the Motus entity that are allocated to the Company of $225,  $716 and $153, respectively.

During 2017, there were three awards subject to modification accounting under ASC 718-20-35-3 through 35-4. Per terms of separation with a former employee, three months of accelerated vesting was granted for the former employee’s three stock option awards. As a result, the Company recognized incremental expense for the stock option awards of $254.

As of December 31, 2017, the Company has unrecognized compensation cost of $6,599 related to non‑vested employee, non‑employee and director awards that is expected to be recognized over a weighted‑average period of 2.79 years.

The following table summarizes the classification of the Company's stock‑based compensation expenses related to the Plan recognized in the Company's statements of operations and comprehensive loss.

	Year Ended
	December 31,
	2017	2016	2015
Research and development	$775	$343	$68
Selling, general, and administrative	1,309	650	124
Total	$2,084	$993	$192

LLC Incentive Plan

The Company was allocated stock compensation expense from the LLC entity's plan using the same proportional use basis for other shared costs (see Note 2). The following table summarizes the classification of the Company's stock‑based compensation expenses related to the costs allocated from the LLC's Plan recognized in the Company's statements of operations and comprehensive loss.

	Year Ended
	December 31,
	2017	2016	2015
Research and development	$152	$163	$76
General and administrative	42	12	30
Total	$194	$175	$106

The remainder of this Note discloses the stock‑based compensation activity of the Predecessor Company and the LLC entity.

Original Plan

The Predecessor Company had one stock based compensation plan—the 2010 equity incentive plan, as amended (the “Original Plan”). The Original Plan previously provided for the grant of incentive and non‑qualified stock options and restricted stock grants to employees, consultants, advisors and directors, as determined by the board of directors of the Predecessor Company.

As a result of the Corporate Reorganization, all outstanding option grants under the Original Plan were cancelled. Each holder of a stock option that was cancelled was issued a restricted common unit of the LLC entity in its place on a one‑for‑one basis. Restricted common unit vesting agreements were contracted between the LLC entity and the restricted common unit holder granting the holder the same vesting terms as originally granted in the respective option agreement. Any unvested portion of the stock option at the Corporate Reorganization would continue to vest under those original time frames and conditions. Exercise prices were eliminated as they are not applicable to common unit instruments, and all equity incentive grants after the Corporate Reorganization were of restricted common units.

The holder of a restricted common unit is entitled to one vote per unit. After the payment of all preferential amounts to the holders of the convertible preferred units, the holder of a restricted common unit is entitled to his pro rata share of the remaining consideration, if any, based on the number of restricted common units held by the holder.

Restricted Common Units

Upon the Corporate Reorganization, all 615,685 common stock options of the Predecessor Company under the Original Plan outstanding as of March 21, 2013 were exchanged on a one‑for‑one basis for 615,685 restricted common units of the LLC entity. Vesting continued on the same schedule as originally granted per the respective option agreement. At the time of the exchange, the LLC entity determined the fair value of a restricted common unit to be $1.21 per unit, equivalent to the fair value of a common unit. The fair value of stock options immediately prior to the Corporate Reorganization was determined using a Black‑Scholes option pricing model and ranged in value from $0.48 to $0.64. The exchange was accounted for by the LLC entity as a modification in accordance with ASC 718, with the incremental fair value determined to be $255, of which $99 was recognized immediately upon the Corporate Reorganization for the portion related to the vested awards, and the remaining $156 will be recognized over the remaining service period of the restricted common units, net of estimated forfeitures. No common stock options were issued by the Relamorelin Company under the Original Plan subsequent to the Corporate Reorganization.

All restricted common units granted subsequent to the Corporate Reorganization were valued at the fair value of the LLC entity's common unit on the date of grant and will be expensed over their respective service period. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” and represents only the unvested portion of the surrendered unit. Ultimately, the actual expense recognized over the vesting period will only be for those options that vest.

A summary of the LLC entity's restricted common unit activity for the year ended December 31, 2017 is as follows:

		Weighted‑
		Average
		Grant Date
	Number of	Fair Value
	Units	Per Unit
Outstanding unvested as of December 31, 2016	94,617	$3.31
Granted	—	—
Vested	(71,048)	2.73
Cancelled	—	—
Outstanding unvested as of December 31, 2017	23,569	$5.06

The LLC entity recorded total stock‑based compensation expense for restricted common units granted to employees, directors and non‑employees of $194,  $221 and $337 during the years ended December 31, 2017, 2016 and 2015, respectively. The total fair value of restricted common units vested during the years ended December 31, 2017,  2016 and 2015 was $194,  $208 and $309, respectively. As of December 31, 2017, we have unrecognized compensation expense related to the unvested portion of these awards of $119, and we expect to recognize this amount over a weighted‑average period of approximately 0.8 years.

2017 Employee Stock Purchase Plan

The Company’s board of directors has adopted and the Company’s stockholders have approved the 2017 Employee Stock Purchase Plan (the “2017 ESPP”), which became effective in connection with the completion of the Company’s IPO in October 2017. A total of 272,841 shares of common stock were reserved for issuance under this plan. In addition, The number of shares authorized under the ESPP will be increased each January 1, commencing on January 1, 2019 and ending on (and including) January 1, 2027, by an amount equal to the lesser of 1% of outstanding shares as of the end of the immediately preceding fiscal year and 682,102. Notwithstanding the foregoing, our board of directors may act prior to January 1 of a given year to provide that there will be no such January 1 increase in the number of shares authorized under the ESPP for such year, or that the increase in the number of shares authorized under the ESPP for such year will be a lesser number than would otherwise occur pursuant to the preceeding sentence.  No shares were issued under this plan during the year ended December 31, 2017.